Employee Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefits to variations	100.00%
Discount rate assumes a increase	$ 5,829,095	$ 4,773,734
Discount rate assumes a decrease	5,330,365	$ 4,296,927
Defined benefit plans will increase	$ 6,004,886
Weighted average term	8 years 8 months 19 days
Term of commitments	10 years
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	5 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	15 years